Events occurring after the balance sheet date	9 Months Ended
Sep. 30, 2025
Events occurring after the balance sheet date
Events occurring after the balance sheet date

14.    Events occurring after the balance sheet date

On October 17, 2025, Fresenius Medical Care Deutschland GmbH entered into an agreement to purchase the Company’s production sites in Schweinfurt and St. Wendel, Germany, which are currently leased from Fresenius SE Companies, for a purchase price of €171,642 with the transaction expected to close at the end of 2025, subject to the satisfaction of certain closing conditions. No other significant events have taken place subsequent to the balance sheet date September 30, 2025 that have a material impact on the key figures and earnings presented.

On October 1, 2025, the Company announced the appointment of Joseph E. (Joe) Turk as a member of the Management Board, effective January 1, 2026. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.